Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2019
Other Non Current Assets [Abstract]
Summary of Other Non-Current Assets
	As at March 31
Particulars	2018	2019
Prepaid lease rentals	2,336	2,006
Indirect tax paid	11,385	—
Prepaid expenses	886	267
Total	14,607	2,273